UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Heartland International Small Cap Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.74%
Australia - 6.62%
Aditya Birla Minerals Ltd.	217,000	184,556
Collection House Ltd.	226,000	210,414
Goodman Fielder Ltd.	1,133,333	802,191
		1,197,161

Brazil - 2.58%
Mahle-Metal Leve SA Industria e Comercio	15,000	466,880

Canada - 6.67%
Bombardier, Inc.	50,000	240,032
Canam Group, Inc.	67,400	326,289
Sherritt International Corp.	104,400	640,465
		1,206,786

China - 2.38%
Clear Media Ltd. (a)	500,000	257,266
Wasion Group Holdings Ltd.	400,000	173,181
		430,447

France - 3.31%
Alcatel-Lucent - ADR (a)	242,500	598,975

Germany - 2.55%
Einhell Germany AG	10,000	461,443

Ghana - 4.23%
Golden Star Resources Ltd. (a)	395,000	766,300

Hong Kong - 0.91%
Cathay Pacific Airways Ltd.	83,000	164,035

Ireland - 3.31%
United Drug PLC	200,000	599,085

Japan - 27.62%
Alps Logistics Co. Ltd.	58,100	559,685
Chiba Bank Ltd.	70,000	443,610
Fuji Pharma Co. Ltd.	24,000	352,709
Fukuda Denshi Co. Ltd.	14,000	429,823
Medikit Co. Ltd.	1,000	356,748
Ministop Co. Ltd.	29,900	540,173
Miraial Co. Ltd.	39,800	608,467
Nippon Seiki Co. Ltd.	65,000	828,672
PanaHome Corp.	24,000	160,456
Takamatsu Construction Group Co. Ltd.	34,300	545,217
Yokohama Rubber Co. Ltd.	26,000	173,854
		4,999,414

Kazakhstan - 2.97%
KazMunaiGas Exploration Production - GDR	30,000	537,000

Malaysia - 0.88%
Wah Seong Corp. Bhd	235,000	159,772

Mexico - 2.98%
AuRico Gold, Inc. (a)	55,000	539,188

Norway - 1.16%
TGS Nopec Geophysical Co. ASA	7,300	210,739

Republic of Korea - 7.89%
Daekyo Co. Ltd.	125,000	668,863
NongShim Co. Ltd.	3,500	759,615
		1,428,478

Russian Federation - 6.76%
Petropavlovsk PLC	61,000	695,375
VSMPO-AVISMA Corp.	2,800	527,833
		1,223,208

Thailand - 1.55%
Thai Tap Water Supply PCL	1,500,000	279,688

Ukraine - 1.93%
Avangardco Investments Public Ltd. - GDR (a)	38,000	349,600

United Kingdom - 5.95%
GKN PLC	100,000	347,298
Invensys PLC	50,000	165,054
Persimmon PLC	52,500	564,014
		1,076,366

Vietnam - 2.49%
Keck Seng Investments	1,000,000	451,162

TOTAL COMMON STOCKS (Cost $17,503,749)		17,145,727

PREFERRED STOCKS - 3.33%
Brazil - 3.33%
Cia De Saneamento do Parana	150,000	603,581
TOTAL PREFERRED STOCKS (Cost $274,496)		603,581

SHORT-TERM INVESTMENTS - 0.26%
Time Deposits - 0.26%
Wells Fargo (Grand Cayman), 0.015% (b)	46,414	46,414
TOTAL SHORT-TERM INVESTMENTS (Cost $46,414)		46,414

Total Investments (Cost $17,824,659) - 98.33%		17,795,722
Other Assets in Excess of Liabiliies - 1.67%		301,756
TOTAL NET ASSETS - 100.00%		$18,097,478

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the rate as of February 29, 2012.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Heartland International Small Cap Fund
Schedule of Open Futures Contracts
February 29, 2012 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Sold	Month	(Depreciation)
Australian FX Currency	10	March - 12	$(94,869)
Euro FX Currency	10	June - 12	5,696
Japanese Yen FX Currency	15	June - 12	116,075
Total Futures Contracts Sold			$26,902

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$17,824,659
Gross unrealized appreciation on investments	1,711,867
Gross unrealized depreciation on investments	(1,740,805)
Gross unrealized appreciation on futures	121,771
Gross unrealized depreciation on futures	(94,869)
Net unrealized depreciation	$(2,036)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$5,282,920	$11,862,807	$-	$17,145,727
Preferred Stocks	603,581	-	-	603,581
Total Equity	5,886,501	11,862,807	-	17,749,308

Short-Term Investments	$-	46,414	$-	$46,414

Total Investments in Securities	$5,886,501	$11,909,221	$-	$17,795,722

Futures Contracts*	$-	$26,902	$-	$26,902

* Futures Contracts are derivative instruments not reflected in the Schedule of Investments. This amount represents the net appreciation on futures contracts sold.

The securities listed as Level 2 within the above table includes international securities that in accordance with the Fund's policy were fair valued in order to reflect events after the close of foreign markets, but prior to the time the Fund's NAV was calculated.
During the prior period, Medikit Co. Ltd. was priced according to the Fund’s systematic fair value model provided by an independent pricing service to reflect events after the close of the security’s foreign market, but prior to the time the Fund’s NAV was calculated. On February 29, 2012 the systematic fair value model was not utilized; therefore, the market value of $818,191 was transferred from Level 2 to Level 1 on February 29, 2012.

There were no other significant transfers of securities between Level 1 and Level 2 during the period ended February 29, 2012.
The Fund held no Level 3 securities during the period ended February 29, 2012.
For further information regarding security characteristics, see the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 29, 2012 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Futures Contracts sold	$(5,054,500)
Total	$(5,054,500)

The Effect of Derivative Instruments on income for the period June 1, 2011 through February 29, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
February 29, 2012
Futures Contracts	$(692,946)
Total	$(692,946)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
February 29, 2012
Futures Contracts	$43,181
Total	$43,181

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.